Income Taxes - Schedule of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income (Loss) Before Income Taxes [Line Items]
Income before income (loss) taxes	$ 147	$ (1,139)	$ (313)
Hong Kong [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Income before income (loss) taxes	(502)	(346)	(1,065)
China [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Income before income (loss) taxes	567	39	774
Myanmar [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Income before income (loss) taxes	$ 82	$ (832)	$ (22)